CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2022
CASH AND CASH EQUIVALENTS	5. CASH AND CASH EQUIVALENTS
	June 30, 2022	December 31, 2021
Cash held in banks	$15,938,501	$22,729,212
Guaranteed investment certificates	283,345	346,501
	$16,221,846	$23,075,713